Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenues Disclosure [Abstract]
Summary of deferred revenue balance

	At December 31	At December 31
(in thousands)	2024	2023

Deferred revenue-pre-sold toll milling:
CLJV Toll Milling-Ecora	$33,993	$34,958
	$33,993	$34,958
Deferred revenue-by balance sheet presentation:
Current	$4,501	$4,535
Non-current	29,492	30,423
	$33,993	$34,958

Summary of deferred revenue liability continuity

(in thousands)	2024	2023

Balance-January 1	$34,958	$33,295
Revenue recognized during the period (note 18)	(4,023)	(1,855)
Accretion (note 17)	3,058	3,518
Balance-December 31	$33,993	$34,958